Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth and Income Series
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.54%
Communication Services — 12.32%
AT&T	384,500	$10,962,095
Comcast Class A	306,577	14,182,252
Verizon Communications	230,600	13,718,394
Walt Disney	101,747	12,624,768
		51,487,509
Consumer Discretionary — 6.27%
Dollar Tree †	132,400	12,093,416
Lowe's	85,000	14,098,100
		26,191,516
Consumer Staples — 9.33%
Archer-Daniels-Midland	269,600	12,533,704
Conagra Brands	346,200	12,362,802
Mondelez International Class A	245,400	14,098,230
		38,994,736
Energy — 2.70%
ConocoPhillips	343,900	11,293,676
		11,293,676
Financials — 14.35%
Allstate	128,800	12,125,232
American International Group	393,300	10,827,549
Bank of New York Mellon	325,800	11,187,972
Marsh & McLennan	112,400	12,892,280
Truist Financial	339,500	12,917,975
		59,951,008
Healthcare — 18.14%
Abbott Laboratories	10,372	1,128,785
Cardinal Health	239,000	11,221,050
Cigna	68,700	11,638,467
CVS Health	211,300	12,339,920
Johnson & Johnson	90,000	13,399,200
Merck & Co.	157,600	13,072,920
Pfizer	354,200	12,999,140
		75,799,482
Industrials — 8.96%
Caterpillar	91,661	13,671,238
Northrop Grumman	39,400	12,430,306
Raytheon Technologies	197,340	11,354,943
		37,456,487
Information Technology — 18.21%
Broadcom	38,700	14,099,184
Cisco Systems	275,300	10,844,067
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Cognizant Technology Solutions Class A	205,996	$14,300,242
Intel	227,700	11,790,306
Motorola Solutions	73,171	11,473,945
Oracle	227,300	13,569,810
		76,077,554
Materials — 3.15%
DuPont de Nemours	237,600	13,182,048
		13,182,048
Real Estate — 2.56%
Equity Residential	208,600	10,707,438
		10,707,438
Utilities — 2.55%
Edison International	209,500	10,650,980
		10,650,980
Total Common Stock (cost $409,108,653)		411,792,434

Short-Term Investments — 1.12%
Money Market Mutual Funds — 1.12%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	1,169,860	1,169,860
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,169,861	1,169,861
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	1,169,860	1,169,860
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,169,861	1,169,861
Total Short-Term Investments (cost $4,679,442)		4,679,442

Total Value of Securities—99.66% (cost $413,788,095)		416,471,876
Receivables and Other Assets Net of Liabilities—0.34%		1,420,913

NQ-FL2 [9/20] 11/20 (1400846)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth and Income Series
Value (US $)

Net Assets Applicable to 17,056,966 Shares Outstanding—100.00%	$417,892,789
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-FL2 [9/20] 11/20 (1400846)